Schedule of Reconciliation of Changes in Fair Value for Level 3 Assets and Liabilities (Details) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Nov. 01, 2020	Nov. 01, 2019
DisclosureOfFairValueMeasurementOfAssetsAndLiabilities [Line Items]
Derivatives	$ 54,427	$ 54,242
Derivatives (Note 4)	57,122	53,203
Level 3 of fair value hierarchy [member] | Netted Derivatives [member
DisclosureOfFairValueMeasurementOfAssetsAndLiabilities [Line Items]
Derivatives	47		$ 381	$ 604
Derivatives (Note 4)	179		$ 1,200	$ 1,630
Level 3 of fair value hierarchy [member] | Trading deposits [member]
DisclosureOfFairValueMeasurementOfAssetsAndLiabilities [Line Items]
Fair value beginning balance	(4,649)	(4,092)
Total realized and unrealized gains (losses) included in income	(999)	214
Movements purchases/Issuances	(790)	(3,334)
Movements Sales/Settlements	2,636	2,558
Transfers into Level 3 of fair value hierarchy, liabilities	(7)	(3)
Fair value ending balance	(141)	(4,649)
Change in Unrealized gain (losses) on instruments still held	(5)	328
Transfers Out of Level 3	3,668	8
Level 3 of fair value hierarchy [member] | Derivative Financial Liabilities [Member]
DisclosureOfFairValueMeasurementOfAssetsAndLiabilities [Line Items]
Fair value beginning balance	(819)	(1,026)
Total realized and unrealized gains (losses) included in income	(678)	89
Movements purchases/Issuances	(36)	(101)
Movements Sales/Settlements	246	217
Transfers into Level 3 of fair value hierarchy, liabilities	4
Fair value ending balance	(132)	(819)
Change in Unrealized gain (losses) on instruments still held	97	140
Transfers Out of Level 3	1,151	2
Level 3 of fair value hierarchy [member] | Derivative Financial Liabilities [Member] | Interest Rate Contracts [Member]
DisclosureOfFairValueMeasurementOfAssetsAndLiabilities [Line Items]
Fair value beginning balance	(96)	(83)
Total realized and unrealized gains (losses) included in income	(9)	(43)
Movements Sales/Settlements	17	30
Fair value ending balance	(88)	(96)
Change in Unrealized gain (losses) on instruments still held	7	(17)
Level 3 of fair value hierarchy [member] | Derivative Financial Liabilities [Member] | Foreign Exchange Contracts [Member]
DisclosureOfFairValueMeasurementOfAssetsAndLiabilities [Line Items]
Fair value beginning balance	2	(1)
Total realized and unrealized gains (losses) included in income	5	2
Transfers into Level 3 of fair value hierarchy, liabilities	1
Fair value ending balance	7	2
Change in Unrealized gain (losses) on instruments still held	6	1
Transfers Out of Level 3	(1)	1
Level 3 of fair value hierarchy [member] | Derivative Financial Liabilities [Member] | Equity Contracts [Member]
DisclosureOfFairValueMeasurementOfAssetsAndLiabilities [Line Items]
Fair value beginning balance	(707)	(925)
Total realized and unrealized gains (losses) included in income	(729)	172
Movements purchases/Issuances	(36)	(101)
Movements Sales/Settlements	235	146
Transfers into Level 3 of fair value hierarchy, liabilities	3	(1)
Fair value ending balance	(82)	(707)
Change in Unrealized gain (losses) on instruments still held	52	172
Transfers Out of Level 3	1,152	2
Level 3 of fair value hierarchy [member] | Derivative Financial Liabilities [Member] | Commodity contracts [member]
DisclosureOfFairValueMeasurementOfAssetsAndLiabilities [Line Items]
Fair value beginning balance	(18)	(17)
Total realized and unrealized gains (losses) included in income	55	(42)
Movements Sales/Settlements	(6)	41
Fair value ending balance	31	(18)
Change in Unrealized gain (losses) on instruments still held	32	(16)
Level 3 of fair value hierarchy [member] | Financial liabilities at fair value through profit or loss, category [member]
DisclosureOfFairValueMeasurementOfAssetsAndLiabilities [Line Items]
Fair value beginning balance	(24)	(21)
Total realized and unrealized gains (losses) included in income	(51)	112
Movements purchases/Issuances	(263)	(202)
Movements Sales/Settlements	262	87
Fair value ending balance	(76)	(24)
Change in Unrealized gain (losses) on instruments still held	(44)	112
Level 3 of fair value hierarchy [member] | Obligations Related To Securities Sold Short [Member]
DisclosureOfFairValueMeasurementOfAssetsAndLiabilities [Line Items]
Movements purchases/Issuances	(8)
Movements Sales/Settlements	(1)
Transfers into Level 3 of fair value hierarchy, liabilities	(1)	(6)
Fair value ending balance	(9)
Transfers Out of Level 3	1	6
Level 3 of fair value hierarchy [member] | Trading Loans Securities And Other [Member]
DisclosureOfFairValueMeasurementOfAssetsAndLiabilities [Line Items]
Fair value beginning balance	19	12
Total realized and unrealized gains (losses) included in income	2	(1)
Movements purchases/Issuances	56	29
Movements Sales/ Settlements	(21)	(49)
Transfer Into Level 3	8	35
Transfers Out of Level 3	(25)	(7)
Fair value ending balance	39	19
Level 3 of fair value hierarchy [member] | Trading Loans Securities And Other [Member] | Government and government-related securities [member]
DisclosureOfFairValueMeasurementOfAssetsAndLiabilities [Line Items]
Fair value beginning balance	16	8
Total realized and unrealized gains (losses) included in income	2	(1)
Movements Sales/ Settlements	(18)	(8)
Transfer Into Level 3	1	17
Transfers Out of Level 3	(1)
Fair value ending balance		16
Level 3 of fair value hierarchy [member] | Trading Loans Securities And Other [Member] | Other debt securities [member]
DisclosureOfFairValueMeasurementOfAssetsAndLiabilities [Line Items]
Fair value beginning balance	3	4
Movements purchases/Issuances	23	29
Movements Sales/ Settlements	(3)	(41)
Transfer Into Level 3	7	18
Transfers Out of Level 3	(24)	(7)
Fair value ending balance	6	3
Level 3 of fair value hierarchy [member] | Trading Loans Securities And Other [Member] | Equity securities [member]
DisclosureOfFairValueMeasurementOfAssetsAndLiabilities [Line Items]
Movements purchases/Issuances	33
Fair value ending balance	33
Level 3 of fair value hierarchy [member] | Non Trading Financial Assets At Fair Value Through Profit Or Loss [Member]
DisclosureOfFairValueMeasurementOfAssetsAndLiabilities [Line Items]
Fair value beginning balance	574	498
Total realized and unrealized gains (losses) included in income	130	12
Movements purchases/Issuances	140	118
Movements Sales/ Settlements	(81)	(54)
Fair value ending balance	763	574
Change in Unrealized gain (losses) on instruments still held	76	(2)
Level 3 of fair value hierarchy [member] | Non Trading Financial Assets At Fair Value Through Profit Or Loss [Member] | Securities [member]
DisclosureOfFairValueMeasurementOfAssetsAndLiabilities [Line Items]
Fair value beginning balance	571	493
Total realized and unrealized gains (losses) included in income	130	12
Movements purchases/Issuances	140	118
Movements Sales/ Settlements	(81)	(52)
Fair value ending balance	760	571
Change in Unrealized gain (losses) on instruments still held	76	(2)
Level 3 of fair value hierarchy [member] | Non Trading Financial Assets At Fair Value Through Profit Or Loss [Member] | Loans 1 [Member]
DisclosureOfFairValueMeasurementOfAssetsAndLiabilities [Line Items]
Fair value beginning balance	3	5
Movements Sales/ Settlements		(2)
Fair value ending balance	3	3
Change in Unrealized gain (losses) on instruments still held	0
Level 3 of fair value hierarchy [member] | Financial assets at fair value through other comprehensive income [member]
DisclosureOfFairValueMeasurementOfAssetsAndLiabilities [Line Items]
Fair value beginning balance	1,599	1,575
Total realized and unrealized gains (losses) included in OCI	36	(27)
Movements purchases/Issuances	161	50
Movements Sales/ Settlements	(163)	1
Transfer Into Level 3	40
Fair value ending balance	1,673	1,599
Change in Unrealized gain (losses) on instruments still held	24	(28)
Level 3 of fair value hierarchy [member] | Financial assets at fair value through other comprehensive income [member] | Other debt securities [member]
DisclosureOfFairValueMeasurementOfAssetsAndLiabilities [Line Items]
Fair value beginning balance	20	24
Total realized and unrealized gains (losses) included in OCI	4	(4)
Transfer Into Level 3	40
Fair value ending balance	64	20
Change in Unrealized gain (losses) on instruments still held	4	(4)
Level 3 of fair value hierarchy [member] | Financial assets at fair value through other comprehensive income [member] | Equity securities [member]
DisclosureOfFairValueMeasurementOfAssetsAndLiabilities [Line Items]
Fair value beginning balance	1,579	1,551
Total realized and unrealized gains (losses) included in OCI	32	(23)
Movements purchases/Issuances	161	50
Movements Sales/ Settlements	(163)	1
Transfer Into Level 3	0
Fair value ending balance	1,609	1,579
Change in Unrealized gain (losses) on instruments still held	$ 20	$ (24)